Significant Accounting Policies (Details Narrative)		3 Months Ended	12 Months Ended
	Mar. 27, 2020	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Oct. 31, 2022 AUD ($)	Jul. 31, 2022 AUD ($)	Jul. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split		1-for-22 (the “Reverse Stock Split”)	1-for-22 (the “Reverse Stock Split”)
Cash FDIC insured amount		$ 250,000	$ 250,000
Amount issued insured australian financial claims		160,000		$ 250,000	$ 250,000	$ 175,000
Capitalization threshold of property and equipment		$ 5,000	$ 5,000
Tax credit percentage		43.50%	43.50%
Coronavirus Aid, Relief and Economic Security Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description for economic relief to eligible businesses	the president signed into law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) providing nearly $2 trillion in economic relief to eligible businesses impacted by the coronavirus outbreak